Derivative Warrants Liability (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Outstanding	5,959,406
Series (2015) [Member]
Class of Warrant or Right [Line Items]
Outstanding	3,106,000	3,106,000
Exercise Price	$ 0.5
Exercisable	3,106,000
Exercisable Through	May 2018
Series (2016) [Member]
Class of Warrant or Right [Line Items]
Outstanding	2,853,406	4,518,406
Exercise Price	$ 0.5
Exercisable	2,853,406
Exercisable Through	May 2019